Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
WWW.MORGANLEWIS.COM



November 13, 2009


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:  THE ADVISORS' INNER CIRCLE FUND (FILE NOS. 33-42484 AND 811-06400)
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Dear Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of the Schedule 14A, notice, proxy statement and proxy card (the "Preliminary Proxy Materials") for the Special Meeting of Shareholders (the "Special Meeting") of the Trust scheduled to be held on Friday, January 29, 2010. The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the United Association S&P 500 Fund, and PNC Capital Advisors, LLC. The Trust intends to mail definitive proxy materials to shareholders on or about Thursday, December 28, 2009.

Please direct any questions or comments you may have to my attention at the address listed above.


Sincerely,


/S/ DIANNE M. SULZBACH
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Dianne M. Sulzbach